UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
    ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 01, 2026 through July 31, 2026
___________________________

Commission File Numbers: 333-141703-02	Commission File Number: 333-205455	Commission File Numbers: N/A
Central Index Key Number: 0001407200	Central Index Key Number: 0001645731	Central Index Key Number: 0000047288
DISCOVER CARD EXECUTION NOTE TRUST	DISCOVER FUNDING LLC	CAPITAL ONE, NATIONAL ASSOCIATION (as successor by merger to Discover Bank)
(Exact name of the issuing entity in respect of the Notes as specified in its charter)	(Exact name of the depositor as specified in its charter)	(Exact name of the sponsor as specified in its charter)
Delaware	Delaware	National banking association
(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the depositor)	(State or jurisdiction of incorporation or organization of the sponsor)
c/o Discover Funding LLC 800 Prides Crossing Suite 100 Newark, Delaware 19713	800 Prides Crossing, Suite 100 Newark, Delaware 19713	1680 Capital One Drive, McLean, Virginia 22102
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the depositor)	(Address of principal executive offices of the sponsor)
Not applicable	47-4047337
(I.R.S. Employer Identification No. of the issuing entity)	(I.R.S. Employer Identification No. of the depositor)

Eric D. Bauder
Assistant Vice President, Treasurer
Discover Funding LLC
703-720-3148
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Discover Funding LLC, as depositor for Discover Card Execution Note Trust, filed Form ABS-15G on February 13, 2026 in respect of the credit card receivables held by Discover Card Master Trust I for the period from January 1, 2025 to December 18, 2025. The CIK number of Discover Funding LLC is 0001645731.
The information required by Items 1121(a) and 1121(b) of Regulation AB in respect of the defeasance collateral held by Discover Card Execution Note Trust is provided in the report attached hereto as Exhibit 99.1.
Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Nothing to report.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.

Nothing to report.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Defaults Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.
Not applicable.
Item 7. Change in Sponsor Interest in the Securities.
Nothing to report.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.

Exhibit No.        Description

99.1     Monthly Servicer Certificate

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 17, 2026

DISCOVER FUNDING LLC (as Depositor for Discover Card Execution Note Trust)

By:	/s/ Eric D. Bauder
Name:	Eric D. Bauder
Title:	Assistant Vice President, Treasurer